Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of major classes of inventory
Major classes of inventory were as follows:

(in thousands)	June 29, 2019	December 31, 2018
Raw materials and packaging	$25,047	$13,756
Work in process	5,635	2,517
Finished goods	12,013	13,984
Total	$42,695	$30,257
Major classes of inventory were as follows:

	December 31,
(in thousands)	2017	2018
Raw materials and packaging	$2,569	$13,756
Work in process	2,615	2,517
Finished goods	2,960	13,984
Total	$8,144	$30,257